Trade Receivables - Summary of Aging of Trade Receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade receivables
Gross trade receivables	R$ 478,716	R$ 359,479
Neither past due nor impaired
Trade receivables
Gross trade receivables	360,737	299,159
Past due
Trade receivables
Gross trade receivables	117,979	60,320
1 to 60 days
Trade receivables
Gross trade receivables	26,206	18,931
61 to 90 days
Trade receivables
Gross trade receivables	9,973	6,865
91 to 120 days
Trade receivables
Gross trade receivables	10,528	6,414
121 to 180 days
Trade receivables
Gross trade receivables	18,887	9,904
More than 180 days
Trade receivables
Gross trade receivables	R$ 52,385	R$ 18,206